                Nuveen Investment Trust, Statement of Additional
                       Information dated December 7, 2004
              Nuveen Investment Trust III, dated December 15, 2004

               Supplement Dated February 28, 2005 to each of
                                      the
                      Statements of Additional Information
                     Of the above-referenced Nuveen trusts.

In the section entitled Additional Information on the Purchase and Redemption of Fund Shares, the following language should replace the subsection entitled, General Matters, Other compensation to certain dealers:

      Other compensation to certain dealers

      Nuveen Asset Management ("NAM"), at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen mutual funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or (b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen funds.

      In 2005, NAM expects that it will pay additional compensation to the following dealers:

               A.G. Edwards & Sons, Inc.
               American Express Financial Advisors Inc.
               Merrill Lynch, Pierce, Fenner & Smith, Inc.
               Morgan Stanley DW Inc.
               Prudential Investments LLC
               Raymond James Group
               Smith Barney
               UBS Financial Services Inc.
               Wachovia Securities LLC

In addition, in the section entitled, MANAGEMENT, the following persons should be added to the list of trustees:

          David J. Kundert, Trustee and Eugene S. Sunshine, Trustee

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
                                                                                                                  Number of
                                                                                                                Portfolios in
                                  Position(s)       Term of Office and           Principal Occupation(s)         Fund Complex
     Name, Address                 Held with              Length              During Past 5 Years and Other      Overseen by
    and Birth Date                   Fund            of Time Served**         Diectorships Held by Trustee       Board Member
-------------------------      ----------------  ----------------------    -----------------------------------  --------------
David J. Kundert                 Trustee         Term:  Indefinite/(1)/:   Retired (since 2004) as Chairman,        151
c/o Nuveen Investments                           Since 2005                JPMorgan Fleming Asset Management,
333 West Wacker Drive                                                      President and CEO, Banc One
Chicago, IL  60606                                                         Investment Advisors Corporation,
(10/28/42)                                                                 and President, One Group Mutual Funds;
                                                                           prior thereto, Executive Vice
                                                                           President, Bank One Corporation and
                                                                           (since 1995) Chairman and CEO, Banc
                                                                           One Investment Management Group; Board
                                                                           of Regents, Luther College; currently
                                                                           a member of the American and Wisconsin
                                                                           Bar Associations.

Eugene S. Sunshine               Trustee         Term:  Indefinite/(1)/:   Senior Vice President for Business       153
c/o Nuveen Investments                           Since 2005                and Finance, Northwestern
333 West Wacker Drive                                                      University (since 1997); Director
Chicago, IL  60606                                                         (since 2003), Chicago Board of
(1/22/50)                                                                  Options Exchange; Director (since
                                                                           2003), National Mentor Holdings, a
                                                                           privately-held, national provider of
                                                                           home and community-based services;
                                                                           Chairman since 1997), Board of
                                                                           Directors, Rubicon, a pure captive
                                                                           insurance company owned by Northwestern
                                                                           University; Director (since 1997),
                                                                           Evanston Chamber of Commerce and
                                                                           Evanston Inventure, a business
                                                                           development  organization.

/1)/ Trustees serve an indefinite term until his/her successor is elected.


              Please retain this supplement for future reference.